Property, Plant and Equipment - Historical Cost Table (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, plant and equipment	[1]	$ 6,556,778	$ 6,248,577
Accumulated depreciation	[1]	1,697,999	1,110,722
Net property, plant and equipment	[1]	4,858,779	5,137,855
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment		3,744	3,437
Gathering Systems [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment		$ 6,061,004	5,559,369
Gathering Systems [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life		3 years
Gathering Systems [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life		47 years
Pipelines and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment		$ 136,290	151,107
Pipelines and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life		15 years
Pipelines and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life		45 years
Assets Under Construction [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment		$ 329,887	512,269
Other [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment		$ 25,853	$ 22,395
Other [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life		3 years
Other [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life		40 years

[1]	Financial information as of December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information as of December 31, 2014, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.